Trading Assets - Summary of Analysis of Carrying Value of Trading Securities (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Total trading securities	$ 140,844	$ 119,912
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	15,801	14,971
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	11,710	8,413
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	9,132	15,050
Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	10,288	10,354
Equity securities [Member]
Disclosure of financial assets [line items]
Total trading securities	83,797	59,190
Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	10,116	11,934
Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	56,224	54,915
U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	60,782	46,750
Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	4,693	4,776
Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	19,145	13,471
Within 3 months [member]
Disclosure of financial assets [line items]
Total trading securities	3,974	4,770
Within 3 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	357	352
Within 3 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,410	920
Within 3 months [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	807	1,724
Within 3 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	670	1,458
Within 3 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	730	316
Within 3 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,328	1,570
Within 3 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	920	1,604
Within 3 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	408	704
Within 3 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	318	892
Three to 12 months [member]
Disclosure of financial assets [line items]
Total trading securities	9,801	11,109
Three to 12 months [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,143	1,646
Three to 12 months [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,545	893
Three to 12 months [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,628	2,439
Three to 12 months [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,441	3,663
Three to 12 months [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	1,044	2,468
Three to 12 months [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	4,115	3,452
Three to 12 months [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	2,339	3,643
Three to 12 months [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,915	1,714
Three to 12 months [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,432	2,300
One to 5 years [member]
Disclosure of financial assets [line items]
Total trading securities	23,102	24,868
One to 5 years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	7,102	6,182
One to 5 years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,101	1,774
One to 5 years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,961	7,237
One to 5 years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,347	3,883
One to 5 years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	5,591	5,792
One to 5 years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	11,627	9,779
One to 5 years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	8,266	10,711
One to 5 years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	1,976	2,135
One to 5 years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	1,233	2,243
Five to ten years [member]
Disclosure of financial assets [line items]
Total trading securities	10,758	10,798
Five to ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	3,606	3,626
Five to ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,856	937
Five to ten years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,871	2,461
Five to ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	1,406	1,046
Five to ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	2,019	2,728
Five to ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	6,147	5,029
Five to ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	3,711	4,426
Five to ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	157	101
Five to ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	743	1,242
Over ten years [member]
Disclosure of financial assets [line items]
Total trading securities	9,412	9,170
Over ten years [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Total trading securities	2,593	3,165
Over ten years [member] | Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Total trading securities	4,798	3,889
Over ten years [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Total trading securities	865	1,189
Over ten years [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Total trading securities	424	304
Over ten years [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities	732	623
Over ten years [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	7,889	7,397
Over ten years [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	1,125	1,570
Over ten years [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	161	63
Over ten years [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	237	140
No specific maturity [member]
Disclosure of financial assets [line items]
Total trading securities	83,797	59,197
No specific maturity [member] | Equity securities [Member]
Disclosure of financial assets [line items]
Total trading securities	83,797	59,190
No specific maturity [member] | Other trading securities [member]
Disclosure of financial assets [line items]
Total trading securities		7
No specific maturity [member] | Canadian dollar [member]
Disclosure of financial assets [line items]
Total trading securities	24,118	27,688
No specific maturity [member] | U.S. dollar [member]
Disclosure of financial assets [line items]
Total trading securities	44,421	24,796
No specific maturity [member] | Mexico, Pesos [member]
Disclosure of financial assets [line items]
Total trading securities	76	59
No specific maturity [member] | Other currencies [member]
Disclosure of financial assets [line items]
Total trading securities	$ 15,182	$ 6,654